Equity Issuances (Notes)	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Equity Issuance [Text Block]
12.    EQUITY ISSUANCE

The following table summarizes the issuance of common shares during the six months ended June 30, 2014:

Date	Number of Common Shares Issued[1]	Offering Price	Gross Proceeds (in thousands of $)	Net Proceeds (in thousands of $)[2]	Use of Proceeds
June 2014	12,650,000	$54.00	683,100	660,947	Part-fund the conversion of the Hilli to an FLNGV
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[1] Includes 1,650,000 common shares purchased pursuant to the exercise of the Underwriters' option to purchase additional common shares.
[2] Includes additional issue costs of $0.6 million which were paid in July 2014.